Document And Entity Information	Oct. 08, 2026
Document Information [Line Items]
Entity, Registrant Name	PARK AEROSPACE CORP.
Document, Type	8-K
Document, Period End Date	Oct. 08, 2026
Entity, Incorporation, State or Country Code	NY
Entity, File Number	1-4415
Entity, Tax Identification Number	11-1734643
Entity, Address, Address Line One	1400 Old Country Road
Entity, Address, City or Town	Westbury
Entity, Address, State or Province	NY
Entity, Address, Postal Zip Code	11590
City Area Code	631
Local Phone Number	465-3600
Title of 12(b) Security	Common Stock
Trading Symbol	PKE
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000076267